Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2015
Earnings Per Share [Abstract]
Summary of computation of basic and diluted net income per common share
	For the year ended September 30,
	2015	2014
Net loss attributable to ordinary shareholders for computing basic and diluted net loss per ordinary share	$(6,173,646)	$(4,791,342)

Weighted average number of common shares outstanding – Basic and diluted*	99,998,087	99,150,000

Basic earnings per share*	$(0.06)	(0.05)
Diluted earnings per share*	$(0.06)	(0.05)

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*         Retroactively restated for effect of 1:2 reserve stock split on June 20, 2016